Intangible assets (Details 1) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 5,836	$ 4,921
2018	5,836	4,921
2019	5,836	4,921
2020	5,836	4,921
2021	5,836	4,921
Thereafter	$ 52,867	45,068
Finite lived intangible assets, net		$ 69,673	$ 59,089	$ 29,517	$ 25,406